CREDIT FACILITY AND LONG-TERM DEBT (Details)										1 Months Ended			12 Months Ended
		May 31, 2017 USD ($)	Dec. 22, 2016 USD ($)	Nov. 24, 2015 USD ($)	May 12, 2015 USD ($)	May 05, 2015 USD ($)	Aug. 15, 2014 USD ($)	May 14, 2014 USD ($) renewal	Feb. 09, 2012 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2012 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	May 30, 2017 USD ($)	Dec. 01, 2015 USD ($)	Nov. 01, 2015 USD ($)	Aug. 14, 2014 USD ($)
Debt Instrument [Line Items]
Note payable													$ 5,621,000	$ 0		$ 6,831,000
Long-term Debt													2,217,114,000
Line of Credit Facility, Available Increase In Borrowing Capacity													2,750,000,000
Long-term debt													2,220,488,000	2,180,700,000
Long-term debt (PBFX: $548,793 and $532,011, respectively)													2,175,042,000	2,108,570,000
Proceeds from Issuance of Secured Debt					$ 343,000,000
Repayments of Lines of Credit													$ 490,000,000	200,000,000	$ 170,000,000
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt																	$ 725,000,000
Debt fixed interest rate																	7.30%
Proceeds from Debt, Net of Issuance Costs		$ 711,576,000
Redemption price as a percentage													100.00%
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 3,200,000
Revolving Loan [Member]
Debt Instrument [Line Items]
Long-term debt	[1]												$ 350,000,000	350,000,000
PBFX Senior Notes [Member]
Debt Instrument [Line Items]
Debt issued					$ 350,000,000								525,000,000	350,000,000
Debt fixed interest rate					6.875%
PBFX Senior Notes [Member] | Initial Purchasers [Member]
Debt Instrument [Line Items]
Debt issued					$ 330,090,000
Senior Secured Notes [Member] | Management and Directors [Member]
Debt Instrument [Line Items]
Debt issued					19,910,000
Line of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 2,500,000,000											$ 2,635,000,000	$ 2,600,000	$ 1,610,000,000
Maximum borrowing capacity, as a percentage of aggregate borrowing capacity												10.00%
Alternative maximum borrowing capacity												$ 100,000,000
Debt Instrument, Covenant, Limited Excess Availability, Number Of Consecutive Days												12 days
Effective consolidated fixed charge coverage ratio during period												1.1
Long-term Line of Credit													350,000,000	350,000
Line of Credit [Member] | Revolving Loan [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							0.50%
Line of Credit [Member] | Revolving Loan [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							1.25%
Line of Credit [Member] | Revolving Loan [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							1.50%
Line of Credit [Member] | Revolving Loan [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							2.25%
Line of Credit [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Fronting Fee, Percent							0.25%
Maximum borrowing capacity							$ 1,500,000,000													$ 1,000,000,000
Participation Fee, Percent							2.00%													1.25%
Line of Credit [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit													586,274,000	411,997,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issued									$ 675,500,000
Debt fixed interest rate									8.25%
Redemption price as a percentage									100.00%
Long-term debt	[2]												0	670,867,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Debt issued				$ 500,000,000
Debt fixed interest rate				7.00%
Proceeds from Debt, Net of Issuance Costs				$ 490,000,000
Long-term debt	[2]												500,000,000	500,000,000
Financing Arrangements [Member]
Debt Instrument [Line Items]
Long-term debt													$ 59,048,000	45,969,000
Financing Arrangements [Member] | Paulsboro Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													2.20%
Facility fee													$ 140,000
Financing Arrangements [Member] | Toledo Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													1.75%
Facility fee													$ 178,000
Financing Arrangements [Member] | Delaware City Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													1.95%
Facility fee													$ 210,000
Financing Arrangements [Member] | Delaware City Catalyst Lease - Palladium [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													2.05%
Facility fee													$ 30,000
Financing Arrangements [Member] | Delaware City Catalyst Lease - Short Term Bridge [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													1.69%
Facility fee													$ 3,000
Financing Arrangements [Member] | Delaware City Catalyst Lease - Long Term Bridge [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													1.69%
Facility fee													$ 117,000
Financing Arrangements [Member] | Chalmette Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													3.85%
Facility fee													$ 185,000
Financing Arrangements [Member] | Chalmette Catalyst Lease 2019 [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													2.20%
Facility fee													$ 171,000
Financing Arrangements [Member] | Torrance Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate													1.78%
Facility fee													$ 143,000
PBF LLC [Member]
Debt Instrument [Line Items]
Other current liabilities													0	368,000
PBF Rail Logistics Company LLC [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 35,000
Long-term debt	[1]												28,366,000	35,000,000
Debt instrument term			5 years
PBF Logistics LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount, Covenant, Threshold For Higher Consolidated Total Leverage Ratio								$ 100,000,000
PBF Logistics LP [Member] | PBFX Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt													528,374,000
Long-term debt	[2]												525,000,000	350,000,000
PBF Logistics LP [Member] | Line of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount													3,610,000		$ 3,610,000
Long-term debt	[1]												29,700,000	189,200,000
Line of Credit Facility, Current Borrowing Capacity								25,000,000
Repayments of Lines of Credit					$ 255,000,000
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity								600,000,000
Line of Credit Facility, Available Increase In Borrowing Capacity								$ 240,000,000
Debt instrument term								5 years
Line of Credit Facility, Maximum Amount Outstanding During Period								$ 275,000,000		$ 360,000	$ 325,000,000
Debt Instrument, Renewal Term								1 year
Debt Instrument, Number Of Renewals | renewal								2
Debt Instrument, Covenant, Consolidated Interest Leverage Ratio, Minimum								2.50
Debt Instrument, Covenant, Leverage Ratio, Maximum								4.00
Debt Instrument, Covenant, Consolidated Senior Secured Leverage Ratio, Maximum								3.50
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Compliance, Consolidated Total Leverage Ratio, Step-Up Increase								0.50
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Compliance, Consolidated Total Leverage Ratio, Step-Up Increase								1.00
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.75%
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.75%
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.75%
PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								2.75%
PBF Logistics LP [Member] | Standby Letters of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity								$ 25,000,000
PBF Logistics LP [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 300,000,000
Long-term debt	[1]												$ 0	$ 39,664,000
Debt instrument term								3 years
PBF Logistics LP [Member] | Notes Payable to Banks [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.00%
PBF Logistics LP [Member] | Notes Payable to Banks [Member] | Revolving Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.25%
Threshold For Unsecured Notes Issued [Member] | PBF Logistics LP [Member] | Secured Debt [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant, Leverage Ratio, Maximum								4.50
Delaware City Products Pipeline and Truck Rack [Member] | PBFX Senior Notes [Member] | PBF Logistics LP [Member]
Debt Instrument [Line Items]
Net cash						$ 88,000,000

[1]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
[2]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes and PBFX Senior Notes.